-------------------------------------------------------------------------------
          M
      PROVIDENT
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                     400 Bellevue Parkway, Wilmington, DE 19809 M Phone:
                               302-792-2555 M Fax: 302-792-5876
    INSTITUTIONAL
        FUNDS
          M

                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.

                                                               September 8, 1997

Dear Shareholder:

     We are pleased to present the Semi-Annual Report to Shareholders of Municipal Fund for California Investors, Inc. for the period ended July 31, 1997.

     Commentary on California's improving economy and on recent developments in our Fund are contained in the accompanying Investment Adviser's Report.

     Provident Institutional Funds offers a variety of high quality Taxable and Tax-Exempt Money Market Funds to meet the varied needs of our investors. Please contact your Provident Distributors, Inc. account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

                                            Sincerely,

                                            /s/ G. Willing Pepper

                                            G. Willing Pepper
                                              Chairman

                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.

                  SEMI-ANNUAL REPORT OF THE INVESTMENT ADVISER

     California passed its annual budget in mid-August, with a total general fund of $53.1 billion, up 8.4% from fiscal 1997. The State's economy continued its recovery and financials continued to improve. Unemployment for July, for example, was 6.1%, the lowest since September 1990 and total employment increased by 50,000 jobs to 14.9 million, an all-time high. The State's debt issuance for fiscal year 1997 totaled $5.3 billion, up 56% from the prior year, and of that total, $3 billion was short-term debt which was up 50% from the prior year. Credit ratings activity for the first six months of 1997 took a positive step as the Los Angeles Unified School District and the Sacramento Municipal Utility District were upgraded to A from A-.

     For most of the reporting period, economic reports showed strong momentum and put pressure on the Federal Reserve to raise short-term interest rates. The Fed's only move, however, was on March 25, when they raised the federal funds rate from 5.25% to 5.50% in a widely expected move. The minutes from the Federal Open Market Committee (FOMC) meeting indicated that the action was taken "in light of persisting strength in demand, which is increasing the risk of inflationary imbalances." The Fed stated that "the experience of the last several years has reinforced the conviction that low inflation is necessary to realizing the economy's fullest growth potential."

     During the first half of the year, CalMoney experienced strong asset growth, rising to $572 million from $452 million last January 31. This compares favorably to the growth of all tax-free money market funds, which according to IBC's Money Fund Report, rose from $144 billion to $149 billion in the same period. CalMoney did experience some asset decline in April, associated with the tax season, but this was easily met through the use of demand notes. In the last few months, as the likelihood of further Fed tightening diminished, the Fund's average maturity was extended to 45 days to capture attractive yield opportunities. One of the notes purchased was the Los Angeles County Tax and Revenue Anticipation Notes, a one-year security offering good return.

     Even with the State's fiscal improvement, there are areas of credit quality concern and the careful selection of high quality securities will remain, therefore, a primary objective in the management of the Fund's portfolio. For the one-year period ended July 31, 1997, the CalMoney Fund remained competitive within its peer group, ranking #3 among 54 California tax-exempt money market funds, according to Lipper Analytical Services.

                                        PNC INSTITUTIONAL MANAGEMENT CORPORATION

                             CALIFORNIA MONEY FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                            Statement of Net Assets
                                 July 31, 1997
                                  (Unaudited)

     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   -------   ------------
CALIFORNIA -- 95.86%
Alameda-Contra Costa School
Financing Authority RB (Capital
Improvements Financing Projects)
Series D DN (A-1+)**
3.45%....................08/07/97   $ 5,000   $  5,000,000
  California GO Notes Series B
   TECP (Credit Suisse LOC) (A-1,
   P-1)
   3.55%................. 08/13/97   13,100     13,100,000
   3.70%................. 08/27/97   12,900     12,900,000
  California GO Notes TECP
   (Morgan Guaranty LOC) (A-1,
   P-1)
   3.75%................. 10/10/97    6,600      6,600,000
  California Health Facilities
   Financing Authority (Adventist
   Health System West-Sutter
   Health) Series 1991B DN
   (Toronto Dominion LOC) (A-1+,
   VMIG-1)**
   3.45%.................08/07/97     2,500      2,500,000
  California Health Facilities
   Financing Authority (Catholic
   Healthcare West) Series 1988B
   DN (MBIA Insurance) (A-1+,
   VMIG-1)**
   3.35%.................08/07/97     1,000      1,000,000
  California Health Facilities
   Financing Authority (Enloe
   Memorial Hospital) DN (Bank of
   America LOC) (A-1)**
   3.50%.................08/07/97       600        600,000
  California Health Facilities
   Financing Authority (Pooled
   Loan Program) Series 1987A DN
   (Sanwa Bank LOC) (VMIG-1)**
   3.45%.................08/07/97     4,700      4,700,000
  California Health Facilities
   Financing Authority (Scripps
   Memorial Hospital) Series
   1985B DN (MBIA Insurance)**
   (A-1+, VMIG-1)
   3.45%.................08/07/97     2,800      2,800,000
  California Health Facilities
   Financing Authority (St.
   Francis Hospital) DN (MBIA
   Insurance) (A-1+, VMIG-1)**
   3.25%.................08/07/97     4,800      4,800,000
  California Health Facilities
   Financing Authority (St.
   Joseph's Health System) Series
   1985B DN (A-1+, VMIG-1)**
   3.50%.................08/01/97     3,950      3,950,000

     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   --------- -----------
  California Health Facilities
   Financing Authority (St.
   Joseph's Health System) Series
   1991B DN (A-1+, VMIG-1)**
   3.50%.................08/07/97   $ 8,700   $  8,700,000
  California Health Facilities
   Financing Authority RB (Sutter
   CHS) Series 1996C DN (FSA
   Insurance) (A-1+)**
   3.50%.................08/01/97     9,600      9,600,000
  California Pollution Control
   Financing Authority PCRB
   (Pacific Gas & Electric
   Company) Series E (A-1+)
   3.75%.................10/10/97     8,300      8,300,000
  California Health Facilities
   Revenue Bonds (Long Beach
   Memorial Health Services)
   Series 1991 DN (A-1+,
   VMIG-1)**
   3.45%................. 08/07/97    4,900      4,900,000
  California Pollution Control
   Financing Authority (Pacific
   Gas & Electric Company) Series
   D (Union Bank of Switzerland
   LOC) (A-1+)
   3.50%.................09/09/97     2,000      2,000,000
  California Pollution Control
   Financing Authority (Southern
   California Edison Company)
   Series B DN (National
   Westminster LOC) (A-1+, P-1)**
   3.40%.................08/01/97     7,600      7,600,000
  California Pollution Control
   Financing Authority DN
   (Societe Generale LOC) (A-1+,
   VMIG-1)**
   3.60%.................08/15/97     2,200      2,200,000
  California Pollution Control
   Financing Authority PCRB
   (Pacific Gas & Electric
   Company) Series 1996C DN (Bank
   of America LOC) (A-1+,
   VMIG-1)**
   3.45%.................08/01/97     4,600      4,600,000
  California Pollution Control
   Financing Authority PCRB
   (Southern California Edison
   Company) DN (A-1+, P-1)**
   3.40%.................08/01/97    15,100     15,100,000

                             CALIFORNIA MONEY FUND
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   --------- -----------
California Statewide Communities
Development Authority
Certificates of Participation
(Covenant Retirement Communities,
Inc.) DN (ABN-AMRO Bank N.V. LOC)
(A-1+, VMIG-1)**
   3.60%................. 08/07/97  $ 8,000   $  8,000,000
  California Statewide
   Communities Development
   Authority Series 1995A-2 DN
   (Federal National Mortgage
   Association) (A-1+)**
   3.40%.................08/07/97     2,530      2,530,000
  California Statewide
   Communities Development
   Authority Series 1995A-4 DN
   (Federal National Mortgage
   Association) (A-1+)**
   3.40%.................08/07/97    10,000     10,000,000
  California Statewide
   Communities Development
   Authority Series 1995A-5 DN
   (Federal National Mortgage
   Association) (A-1+)**
   3.40%.................08/07/97     4,000      4,000,000
  California Statewide
   Communities Development
   Authority Series 1996A DN
   (Federal National Mortgage
   Association) (A-1+)**
   3.40%.................08/07/97     1,300      1,300,000
  California Water Management
   Certificates of Participation
   (Monterey Peninsula Wastewater
   Reclamation Project) DN
   Sumitomo Bank LOC) (A-1,
   VMIG-1)**
   3.55%.................08/07/97     8,600      8,600,000
  City of Chula Vista IDRB (San
   Diego Gas & Electric) Series
   1996A DN (A-1, VMIG-1)**
   3.45%.................08/01/97     4,900      4,900,000
  City of Stockton IDRB (La
   Quinta Motor Inns) DN
   (NationsBank LOC) (A-1)**
   3.75%.................08/07/97     1,990      1,990,000
  Contra Costa Multifamily
   Housing Revenue Bonds
   (Riverside Apartments) Series
   1992B DN (Federal National
   Mortgage Association) (A-1+)**
   3.45%.................08/07/97     3,900      3,900,000
     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   --------- -----------
  Corona Multifamily Housing
   Revenue Refunding Bonds
   (Country Hills Apartment
   Project) Series 1995A DN (Bank
   of America LOC) (A-1)**
   3.30%.................08/07/97   $ 6,865   $  6,865,000
  Eastern Municipal Water
   District Facilities
   Corporation Certificates of
   Participation (Riverside
   County Project) DN (FGIC
   Insurance) (A-1+, VMIG-1)**
   3.35%................. 08/07/97      900        900,000
  Fremont Multifamily Housing
   Bonds (Creekside Village
   Apartments) Series D DN (Fuji
   Bank LOC) (VMIG-1)**
   3.35%.................08/07/97     1,000      1,000,000
  Fremont Multifamily Housing
   Bonds (Mission Wells Project)
   Series 1985E DN (Industrial
   Bank of Japan LOC) (A-1+,
   VMIG-1)**
   3.55%.................08/07/97     5,100      5,100,000
  Golden Empire Schools Financing
   Authority (Kern High School
   District Project) Series B DN
   (National Westminster LOC)
   (A-1+)**
   3.50%.................08/07/97     4,800      4,800,000
  Hayward Multifamily Housing
   Bonds (Shorewood Apartment
   Project) Series A DN (FGIC
   Insurance) (VMIG-1)**
   3.35%.................08/07/97    12,000     12,000,000
  Los Angeles County Asset Lease
   Revenue Bonds TECP
   (Westdeutsche Landesbank
   Girozentrale LOC) (A-1+, P-1)
   3.40%.................08/11/97    12,000     12,000,000
   3.75%................. 10/17/97   11,550     11,550,000
  Los Angeles County Metropolitan
   Transportation Authority RB
   TECP (National Westminster
   LOC) (A-1, P-1)
   3.85%.................09/04/97     5,000      5,000,000
  Los Angeles County Metropolitan
   Transportation Authority
   Second Subordinate Sales Tax
   Revenue Notes Series A DN
   (Industrial Bank of Japan LOC)
   (A-1+)**
   3.35%................. 08/07/97   19,250     19,250,000

                             CALIFORNIA MONEY FUND
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   --------- -----------
Los Angeles County Pension
Obligation Revenue Refunding
Bonds Series C DN (Bank of Nova
Scotia LOC) (A-1+, VMIG-1)**
3.35%....................08/07/97   $ 8,400   $  8,400,000
  Los Angeles County TRAN (SP-1+,
   MIG-1)
   4.50%.................06/30/98    37,500     37,714,072
  Los Angeles County Union School
   District TRAN Series 1997-98
   (SP-1+, MIG-1)
   4.50%.................07/01/98     7,000      7,043,173
  Los Angeles County
   Transportation Commission
   Sales Tax Revenue Refunding
   Bonds Series 1992 DN (FGIC
   Insurance) (A-1+, VMIG-1)**
   3.35%.................08/07/97     4,200      4,200,000
  Los Angeles Department of Water
   & Power (Bank of Nova Scotia
   LOC) (A-1+, P-1)
   3.90%.................10/15/97     6,000      6,000,000
  Los Angeles Wastewater
   Authority TECP (Morgan
   Guaranty LOC) (A-1, P-1)
   3.80%.................08/11/97     2,000      2,000,000
  Metropolitan Water District of
   Southern California Series A
   DN (ABN-AMRO Bank N.V. LOC)
   (A-1+, VMIG-1)**
   3.35%.................08/07/97     1,000      1,000,000
  Metropolitan Water District of
   Southern California Series B
   (Westdeutsche Landesbank
   Girozentrale LOC) (A-1+, P-1)
   3.50%.................09/11/97    16,500     16,500,000
  Northern California Public
   Power Agency (Geothermal
   Project #3-A) DN (Bank of Nova
   Scotia LOC) (A-1+, VMIG-1)**
   3.35%.................08/07/97    15,800     15,800,000
  Oakland Certificates of
   Participation (Capital
   Improvement Project) DN
   (Mitsubishi Bank LOC) (A-1+,
   VMIG-1)**
   3.70%.................08/07/97     5,300      5,300,000
  Oakland Economic Development
   Revenue Bonds (Leamington
   Project) Series 1994A DN
   (First Interstate LOC) (A-1)**
   3.45%.................08/07/97     4,190      4,190,000
     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   --------- -----------
  Redlands Certificates of
   Participation (Water Treatment
   Facilities Project) DN (FGIC
   Insurance) (A-1+, VMIG-1)**
   3.40%.................08/07/97   $ 2,500   $  2,500,000
  Redlands City Multifamily
   Revenue Refunding Bonds
   (Parkview Terrace Project)
   Series 1991A DN (Bank of
   America LOC) (VMIG-1)**
   3.40%.................08/07/97     3,000      3,000,000
  Regents of the University of
   California Series A TECP (Bank
   of America LOC)
   3.60%.................08/20/97     4,000      4,000,000
  Riverside County Certificates
   of Participation (Riverside
   County Public Facility) Series
   1985A DN (Sanwa Bank LOC)
   (A-1+, VMIG-1)**
   3.55%.................08/07/97     2,900      2,900,000
  Riverside County Certificates
   of Participation (Riverside
   County Public Facility) Series
   1985B DN (Sanwa Bank LOC)
   (A-1+, VMIG-1)**
   3.35%.................08/07/97    17,125     17,125,000
  Riverside County Multifamily
   Housing Bonds (Sierra Pines
   Apartments Project) Series
   1991A DN (Swiss Bank LOC)
   (A-1+)**
   3.65%.................08/07/97     4,715      4,715,000
  Rohnert Park Multifamily
   Housing Bonds (Crossbrook
   Apartments) Series A DN
   (Federal National Mortgage
   Association) (A-1+)**
   3.45%................. 08/07/97    2,500      2,500,000
  Sacramento County (Courthouse
   Project -- Administration
   Center) DN (Union Bank of
   Switzerland LOC) (A-1+,
   VMIG-1)**
   3.30%................. 08/07/97    8,000      8,000,000
  San Diego Multifamily Housing
   Bonds (Las Flores Project)
   Series 1991A DN (Swiss Bank
   LOC) (A-1+)**
   3.45%.................08/07/97    16,800     16,800,000
  San Francisco City & County
   Housing Authority Multifamily
   Housing RB (Winterland
   Project) Series 1985C DN
   (Citibank LOC) (A-1, VMIG-1)**
   3.35%.................08/07/97     7,400      7,400,000

                             CALIFORNIA MONEY FUND
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   --------- -----------
San Francisco City & County
Redevelopment Agency Multifamily
Housing RB (Bayside Village
Project) Series B DN (Industrial
Bank of Japan LOC) (A-1+,
VMIG-1)**
3.70%....................08/07/97   $ 6,400   $  6,400,000
  San Francisco City & County
   Redevelopment Agency
   Multifamily Housing RB (South
   Harbor Project) DN (VMIG-1)**
   3.475%................08/07/97    12,300     12,300,000
  San Jose Multifamily Housing
   Bonds DN (FGIC Insurance)
   (VMIG-1)**
   3.35%.................08/07/97     4,980      4,980,000
  San Jose Multifamily Housing
   Bonds (Timberwood Apartments
   Project) Series 1995A DN
   (Wells Fargo Bank LOC)
   (VMIG-1)**
   3.40%................. 08/07/97    4,065      4,065,000
  San Juan-Modesto-Santa Clara-
   Redding Public Power Agency
   (San Juan Project) Subordinate
   Lien RB Series 1995B DN (AMBAC
   Insurance) (A-1+, VMIG-1)**
   3.35%.................08/07/97     8,000      8,000,000
  San Juan-Modesto-Santa Clara-
   Redding Public Power Agency
   (San Juan Project) Subordinate
   Lien RB Series 1997D DN
   (National Westminster LOC)
   (A-1+, VMIG-1)**
   3.40%.................08/07/97    21,500     21,500,000
  San Juan-Modesto-Santa Clara-
   Redding Public Power Agency
   (San Juan Project) Subordinate
   Lien RB Series 1997E DN
   (National Westminster LOC)
   (A-1+, VMIG-1)**
   3.35%.................08/07/97    16,000     16,000,000
  Santa Clara Multifamily Housing
   Bonds (Fox Chase Project) DN
   (FGIC Insurance) (VMIG-1)**
   3.35%.................08/07/97     1,600      1,600,000
  Southeast California Lease
   Revenue Refunding Bonds
   (Resource Recovery Facility
   Authority) DN (Industrial Bank
   of Japan LOC) (A-1, VMIG-1)**
   3.50%.................08/07/97     5,700      5,700,000
     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   -------   ------------
  Southern California Public
   Power Authority Subordinated
   Refunding RB (FSA Insurance
   LOC) (Southern Transmission
   Project) Series B DN (A-1+,
   VMIG-1)**
   3.35%................. 08/07/97  $23,600   $ 23,600,000
  Southern California Public
   Power Authority Subordinated
   Refunding RB (Palo Verde
   Project) Series 1996B DN
   (Morgan Guaranty LOC) (A-1+,
   VMIG-1)**
   3.35%.................08/07/97     1,600      1,600,000
  Southern California Public
   Power Authority Subordinated
   Refunding RB (Palo Verde
   Project) Series 1996C DN
   (AMBAC Insurance) (A-1,
   VMIG-1)**
   3.35%................. 08/07/97    3,200      3,200,000
  Southern California Public
   Power Authority Subordinate
   Refunding RB (Transportation
   Project) Series 1991 DN (FGIC
   Insurance) (A-1+, VMIG-1)**
   3.35%.................08/07/97     2,700      2,700,000
  Ventura County TRAN Series 1997
   (SP-1+, MIG-1)
   4.50%.................07/01/98    10,000     10,057,138
  West Basin Municipal Water
   Authority (Phase II Recycled
   Water Project) Series B DN
   (Bayerische Landesbank
   Girozentrale LOC) (VMIG-1)**
   3.35%.................08/07/97     5,200      5,200,000
                                               -----------
                                               548,624,383
                                               -----------
PUERTO RICO -- 4.14%
  Puerto Rico Government
   Development Bank Series 1985
   DN (Credit Suisse LOC) (A-1+,
   VMIG-1)**
   3.25%................. 08/07/97    2,200      2,200,000
  Puerto Rico Government
   Development Bank TECP
   3.45%................. 08/08/97    7,000      7,000,000
   3.75%................. 08/11/97    3,350      3,350,000
   3.55%................. 09/11/97    2,214      2,214,000
   3.75%................. 09/12/97    5,000      5,000,000
  Puerto Rico Industrial Medical
   Higher Education &
   Environmental Pollution
   Control Facilities Authority
   (Ana G. Mendez Education
   Foundation Project) RB (A-1+,
   VMIG-1)
   3.65%................. 08/27/97    2,200      2,200,000

                             CALIFORNIA MONEY FUND
                      Statement of Net Assets (Concluded)

     INVESTMENTS IN      MATURITY     PAR
        SECURITIES         DATE      (000)       VALUE
---------------------------------   -------   ------------
Puerto Rico Industrial Medical
Higher Education & Environmental
Pollution Control Facilities
Authority (Ana G. Mendez
Education Foundation Project) DN
(Bank of Tokyo LOC) (A-1+)**
   3.65%................. 08/07/97    1,700   $  1,700,000
                                               -----------
                                                23,664,000
                                               -----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $572,288,383*)...........   100.00%    572,288,383
OTHER ASSETS IN EXCESS OF
  LIABILITIES....................      0.00         16,967
                                               -----------
NET ASSETS (Equivalent to $1.00
  per share based on 426,818,561
  California Money Shares and
  145,632,292 California Dollar
  Shares outstanding)............   100.00%   $572,305,350
NET ASSET VALUE OFFERING AND
  REDEMPTION PRICE PER SHARE
  ($572,305,350 / 572,450,853).............          $1.00
-------------
*  Aggregate cost for federal income tax purposes is
   substantially the same.

** Variable rate demand notes -- the interest rate shown
   is as of July 31, 1997, and the maturity date shown is
   the longer of (i) the next interest readjustment date
   or (ii) the date on which the principal amount owed can
   be recovered through demand.
   The Moody's Investor Service, Inc. and Standard &
   Poor's Ratings Group ratings are believed to be the
   most recent ratings available at July 31, 1997.
--------------------------------------------------------

                             CALIFORNIA MONEY FUND
                           SUPPLEMENTARY INFORMATION
                         Maturity Schedule of Portfolio
                                 July 31, 1997
                                  (Unaudited)

        MATURITY
         PERIOD            PAR          PERCENTAGE
     -------------     ------------     ----------
          1-30 Days    $454,310,000        79.4%
         31-60 Days      30,714,000         5.4%
         61-90 Days      32,450,000         5.7%
      Over 150 Days      54,500,000         9.5%
     Average Weighted Maturity of Portfolio -- 44
                        days
--------------------------------------------------------
INVESTMENT ABBREVIATIONS:
DN       Demand Notes (Variable Rate)
GO       General Obligation
IDRB     Industrial Development Revenue Bond
LOC      Letter of Credit
PCRB     Pollution Control Revenue Bond
RB       Revenue Bonds
TECP     Tax-Exempt Commercial Paper
TRAN     Tax and Revenue Anticipation Notes

                See accompanying notes to financial statements.

                             CALIFORNIA MONEY FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                            Statement of Operations
                         Six Months Ended July 31, 1997
                                  (Unaudited)

Investment income:
  Interest................................................................        $9,078,121
                                                                                  ----------
Expenses:
  Investment advisory fee.................................................           509,372
  Administration fee......................................................           509,372
  Custodian fees..........................................................            64,601
  Legal fees..............................................................            13,500
  Transfer agent fees.....................................................            21,426
  Audit fees..............................................................            23,555
  Directors' and Officer's fees and expenses..............................            23,593
  Registration and filing fees............................................             3,000
  Printing................................................................             7,768
  Shareholder computer access program.....................................             1,945
  Other...................................................................            11,701
                                                                                  ----------
                                                                                   1,189,833
  Fees waived by Investment Adviser and Administrators....................          (680,471)
                                                                                  ----------
                                                                                     509,362
  Service Organization fees: Dollar Shares................................           154,227
                                                                                  ----------
     Total expenses.......................................................           663,589
                                                                                  ----------
       Net investment income..............................................         8,414,532
Realized gain (loss) on investments:
  Net realized loss on investments sold...................................           (11,410)
                                                                                  ----------
Net increase in net assets resulting from operations......................        $8,403,122
                                                                                  ==========

                See accompanying notes to financial statements.

                             CALIFORNIA MONEY FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                      Statements of Changes in Net Assets

                                                               SIX MONTHS             YEAR
                                                                  ENDED              ENDED
                                                              JULY 31, 1997     JANUARY 31, 1997
                                                              -------------     ----------------
                                                               (UNAUDITED)
Net investment income.....................................    $   8,414,532       $ 13,841,009
Net realized gain (loss) on investments...................          (11,410)             3,647
                                                               ------------       ------------
Net increase in net assets resulting from operations......        8,403,122         13,844,656
                                                               ------------       ------------
Distributions to shareholders from:
  Net investment income:
     Money Shares.........................................       (6,504,084)       (11,634,731)
     Plus Shares..........................................               --                 --
     Dollar Shares........................................       (1,910,448)        (2,206,278)
                                                               ------------       ------------
Total distributions.......................................       (8,414,532)       (13,841,009)
                                                               ------------       ------------
Increase in net assets from capital share transactions....      119,474,603         31,792,547
                                                               ------------       ------------
Net increase in net assets................................      119,463,193         31,796,194
Net assets:
  Beginning of period.....................................      452,842,157        421,045,963
                                                               ------------       ------------
  End of period...........................................    $ 572,305,350       $452,842,157
                                                               ============       ============

                See accompanying notes to financial statements.

                             CALIFORNIA MONEY FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                              Financial Highlights
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                MONEY SHARES
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                                      ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                                    07/31/97       01/31/97    01/31/96    01/31/95    01/31/94    01/31/93
                                                   -----------     -------     -------     -------     -------     -------
                                                   (UNAUDITED)
Net Asset Value, Beginning of Period..............   $  1.00       $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                   ----------      ----------  ----------  ----------  ----------  ----------
  Income From Investment Operations:
     Net Investment Income........................    0.0167        0.0316      0.0356      0.0281      0.0223      0.0251
                                                   ----------      ----------  ----------  ----------  ----------  ----------
  Less Distributions:
     Dividends to Shareholders From Net Investment
       Income.....................................   (0.0167)      (0.0316)    (0.0356)    (0.0281)    (0.0223)    (0.0251)
                                                   ----------      ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period....................   $  1.00       $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                   ==========      ==========  ==========  ==========  ==========  ==========
Total Return......................................  3.39%(2)         3.21%       3.62%       2.84%       2.25%       2.54%
Ratios/Supplemental Data:
  Net Assets, End of Period $(000)................   426,677       326,521     389,883     385,824     356,501     359,193
  Ratio of Expenses to Average Daily Net
     Assets(1)....................................   .20%(2)          .20%        .20%        .20%        .20%        .30%
  Ratio of Net Investment Income to Average Daily
     Net Assets...................................  3.37%(2)         3.15%       3.55%       2.79%       2.23%       2.52%

---------------

(1) Operating expense ratios before waivers of Investment Adviser and Administrators fees for Money Shares for the six months ended July 31, 1997 and for the years ended January 31, 1997, 1996, 1995, 1994 and 1993 were .47% (annualized), .48%, .48%, .48%, .49% and .48%, respectively.

(2) Annualized.

                See accompanying notes to financial statements.

                             CALIFORNIA MONEY FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                              Financial Highlights
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  PLUS SHARES
                               ----------------------------------------------------------------------------------
                                SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                  ENDED           ENDED         ENDED         ENDED         ENDED         ENDED
                               07/31/97(2)      01/31/97(2)   01/31/96(2)   01/31/95(2)   01/31/94(2)   01/31/93(2)
                               ------------     ---------     ---------     ---------     ---------     ---------
                               (UNAUDITED)
Net Asset Value,
 Beginning of Period........... $     1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                 --------       ------- -     ------- -     ------- -     ------- -     --------
  Income From Investment
    Operations:
    Net Investment Income......         --            --            --            --            --        0.0191
                                 --------       ------- -     ------- -     ------- -     ------- -     --------
  Less Distributions:
    Dividends to Shareholders
      From Net Investment
      Income...................         --            --            --            --            --       (0.0191)
                                 --------       ------- -     ------- -     ------- -     ------- -     --------
Net Asset Value, End of
  Period....................... $     1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                 ========       ========      ========      ========      ========      ========
Total Return...................         --            --            --            --            --         1.93%
Ratios/Supplemental Data:
  Net Assets,
    End of Period $(000).......         --            --            --            --            --            --
  Ratio of Expenses to Average
    Daily Net Assets(1)........         --            --            --            --            --          .55%
  Ratio of Net Investment
    Income to Average Daily Net
    Assets.....................         --            --            --            --            --         2.27%

                                                                 DOLLAR SHARES
                               ----------------------------------------------------------------------------------
                                SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                  ENDED           ENDED         ENDED         ENDED         ENDED         ENDED
                                 07/31/97       01/31/97      01/31/96      01/31/95      01/31/94      01/31/93
                               ------------     ---------     ---------     ---------     ---------     ---------
                               (UNAUDITED)
Net Asset Value,
 Beginning of Period...........$      1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                  --------      --------      --------      --------      --------      --------
  Income From Investment
    Operations:
    Net Investment Income......     0.0154        0.0291        0.0331        0.0256        0.0198        0.0226
                                  --------      --------      --------      --------      --------      --------
  Less Distributions:
    Dividends to Shareholders
      From Net Investment
      Income...................    (0.0154)      (0.0291)      (0.0331)      (0.0256)      (0.0198)      (0.0226)
                                  --------      --------      --------      --------      --------      --------
Net Asset Value, End of
  Period.......................$      1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                  ========      ========      ========      ========      ========      ========
Total Return...................   3.14%(3)         2.96%         3.37%         2.59%         2.00%         2.29%
Ratios/Supplemental Data:
  Net Assets,
    End of Period $(000).......    145,628       126,321        31,163        11,026        19,098        11,750
  Ratio of Expenses to Average
    Daily Net Assets(1)........    .45%(3)          .45%          .45%          .45%          .45%          .55%
  Ratio of Net Investment
    Income to Average Daily Net
    Assets.....................   3.12%(3)         2.90%         3.30%         2.54%         1.98%         2.27%

---------------

(1) Operating expense ratio before waivers of Investment Adviser and Administrators fees for Plus Shares for the year ended January 31, 1993 was .64%. Operating expense ratios before waivers of Investment Adviser and Administrator fees for Dollar Shares for the six months ended July 31, 1997 and for the years ended January 31, 1997, 1996, 1995, 1994 and 1993 were .72% (annualized), .73%, .73%, .73%, .74% and .73%, respectively.

(2) Only 100 Plus Shares were outstanding during the period from December 1, 1992 to July 12, 1995. Since July 13, 1995 no Plus Shares have been outstanding.

(3) Annualized.

                See accompanying notes to financial statements.

                         Notes to Financial Statements
                                  (Unaudited)

1. General Information

     Municipal Fund for California Investors, Inc. (the "Company") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Company offers three series of shares: California Money ("Money"), California Money Dollar ("Dollar"), and California Money Plus ("Plus"). Shares of each series represent equal pro rata interests in a single investment portfolio and are identical in all respects except that the Dollar and Plus Shares bear the service fees described below and are entitled to vote separately on matters relating to these fees. The California Intermediate Municipal Fund Portfolio was liquidated on April 17, 1997.

     Dollar Shares are sold pursuant to a non-12b-1 shareholder services plan to institutions other than broker/dealers, and Plus Shares are sold pursuant to a 12b-1 services plan only to broker/dealers which enter into agreements with the Company requiring them to provide certain support services to their customers in consideration of the Company's payment of .25% (on an annualized basis) of the average daily net asset value of such shares held by the institutions on behalf of their customers. Dividends paid to Plus and Dollar shareholders are reduced by such fees. In addition, broker/dealers purchasing Plus Shares may be requested to provide assistance in connection with the distribution of such shares. Money Shares are sold to institutional investors who choose not to enter into such servicing agreements with the Company.

     Certain California municipal obligations in the Company's portfolio may be obligations of issuers which rely in whole or in part on California State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in California or of California law on these obligations must be considered.

2. Significant Accounting Policies

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.

     Portfolio valuation--Portfolio securities are valued at amortized cost which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

     Securities transactions and investment income--Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

     Dividends and distributions to shareholders--It is the policy of the Company to declare dividends from net investment income daily and to pay such dividends within five business days of the end of each month. Net realized capital gains, if any, are distributed at least annually.

     Federal taxes--No provision is made for federal income or excise taxes because the Company intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code and by distributing all of its earnings to its shareholders.

3. Investment Advisory Fee, Administration Fee and Other Related Party Transactions

     The Company has entered into an Investment Advisory Agreement with PNC Institutional

Management Corporation (the "Investment
Adviser"), an indirect wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"). PNC Bank serves as the Company's sub-investment adviser pursuant to a Sub-Advisory Agreement between the Investment Adviser and PNC Bank. Under the Investment Advisory Agreement, the Investment Adviser is entitled to receive a fee from the Company, computed daily and payable monthly, at an annual rate of
 .20% of Company's average daily net assets.
     Provident Distributors, Inc. ("PDI"), serves as the Company's distributor. No compensation is payable by the Company to PDI for its distribution services.

     The Company has entered into an Administration Agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, and PDI (the "Administrators"), for certain administrative services. Pursuant to their administrative agreement with the Company, PFPC and PDI jointly are entitled to receive a fee at an annual rate of .20% of the Company's average daily net assets.

     The Investment Adviser and the Administrators have agreed to reduce the advisory and administration fees otherwise payable to them and to reimburse the Company for its operating expenses to the extent necessary to ensure that its annual operating expense ratio (excluding fees paid to Service Organizations pursuant to Servicing Agreements) does not exceed .20% of the Company's average daily net assets.

     For the six months ended July 31, 1997, the Investment Adviser and the Administrators voluntarily waived fees, on an equal basis, totaling $680,471.

     Expenses include legal fees paid to counsel to the Company, a partner of which is secretary of the Company.

     PNC Bank is the Company's custodian and PFPC is transfer agent.

     Service Organization fees of $1,226 were paid to affiliates of PNC Bank for the six months ended July 31, 1997.

4. Fund Shares

     Since the Company has sold, issued as reinvestments of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

                          SIX MONTHS           YEAR
                             ENDED             ENDED
                           JULY 31,         JANUARY 31,
                             1997              1997
                         -------------    ---------------
                          (UNAUDITED)
Sold
  Money Shares.........  $ 808,440,803    $ 1,314,241,799
  Plus Shares..........             --                 --
  Dollar Shares........    291,827,441        509,290,689
Issued as reinvestments
  of dividends
  Money Shares.........        497,922          1,127,557
  Plus Shares..........             --                 --
  Dollar Shares........             --                 --
Redeemed
  Money Shares.........   (708,774,205)    (1,378,733,746)
  Plus Shares..........             --                 --
  Dollar Shares........   (272,517,358)      (414,133,752)
                         -------------    ---------------
Net increase...........  $ 119,474,603    $    31,792,547
                         =============    ===============

     The authorized capital of the Company consists of 2.3 billion Money Shares, 300 million Dollar Shares, and 300 million Plus Shares, each with a par value of $.001 per share.

5. Capital Loss Carryover

     At January 31, 1997, California Money Fund had a capital loss carryover amounting to $134,093 expiring at various times from 2001 to 2004, and is available to offset possible future capital gains.

6. Net assets

     At July 31, 1997, net assets consisted of the following:

Paid-in capital.......................... $572,450,853
Accumulated net realized loss on
  investments............................     (145,503)
                                          ------------
Total Net Assets......................... $572,305,350
                                          ============

Directors
  G. Willing Pepper
    Chairman
  William R. Howell
  Rodney D. Johnson
  Rudolph A. Peterson
  Anthony M. Santomero

Officers
  G. Willing Pepper
    President
  Edward J. Roach
    Vice President and Treasurer
  W. Bruce McConnel, III
    Secretary

Investment Adviser
  PNC Institutional Management Corporation
  400 Bellevue Parkway
  Wilmington, DE 19809

Co-Administrators
  PFPC Inc.
  400 Bellevue Parkway
  Wilmington, DE 19809

  Provident Distributors, Inc.
  Four Falls Corporate Center
  6th Floor
  West Conshohocken, PA 19428

Distributor
  Provident Distributors, Inc.
  Four Falls Corporate Center
  6th Floor
  West Conshohocken, PA 19428

Transfer Agent
  PFPC Inc.
  P.O. Box 8950
  Wilmington, DE 19885-9628
This report is submitted for the general information of the shareholders of the Company. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Company, which contain information concerning the investment policies of the portfolios as well as other pertinent information.

PIF-T-011
                             CALIFORNIA MONEY FUND
                            An Investment Portfolio
                                   Offered by
                               Municipal Fund for
                           California Investors, Inc.

                     [PROVIDENT, INSTITUTIONAL FUNDS LOGO]

                               Semi-Annual Report
                                to Shareholders
                                 July 31, 1997